Inventories - Detailed Information about Inventories (Detail) - CAD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Inventories Explanatory [Abstract]
Ore stockpile	$ 8,592	$ 17,714
Rough diamonds	70,190	56,300
Supplies inventory	32,990	28,247
Total	$ 111,772	$ 102,261